Inventories - Summary of the Components of Inventories (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Raw materials	$ 7	$ 45	$ 1,928
Work in progress	10,148	9,547	8,641
Finished goods	5,971	5,416	10,908
Total inventories	$ 16,126	$ 15,008	$ 21,477